Comparative information 2021 - Summary Of Gain Loss On Fair Value Hedge ineffectiveness (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
IFRS4 and IAS39 [Member] | Previously Reported [Member] | Fair value hedges [member]
Disclosure Of Gain Loss On Fair Value Hedge Ineffectiveness [Line Items]
Gains (losses) related to the ineffectiveness portion of designated fair value hedges	€ 3